Financial Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2017
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Remaining Contractual Maturities of Financial Liabilities

The following table sets out the remaining contractual maturities at the balance sheet date of the Group’s financial liabilities, which are based on the undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the balance sheet date) and the earliest date the Group would be required to repay:

	As of December 31, 2017
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand
	Million	Million	Million

Accounts payable	233,169	233,169	233,169
Bills payable	3,303	3,303	3,303
Accrued expenses and other payables	190,866	190,866	190,866
Amount due to ultimate holding company	8,646	8,646	8,646

	435,984	435,984	435,984

	As of December 31, 2016
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand
	Million	Million	Million

Accounts payable	250,838	250,838	250,838
Bills payable	1,206	1,206	1,206
Accrued expenses and other payables	180,950	180,950	180,950
Amount due to ultimate holding company	5,563	5,563	5,563
Interest-bearing borrowings	4,998	5,185	5,185

	443,555	443,742	443,742